Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 0	$ 0	$ 215,737
Prepaid expenses	4,179	152	2,238
Total current assets	4,179	152	217,975
Property and equipment, net	33,673	38,353	46,325
Mining assets	179,300	179,300	25,000
Total assets	217,152	217,805	289,300
Current liabilities:
Accounts payable	86,347	90,372	21,767
Accrued liabilities	35,541	110,216	13,698
Note payable, net	9,000	50,000	0
Derivative liability	120,503	30,555	0
Due to related party	38,910	38,910	38,910
Total current liabilities	290,301	320,053	74,375
Total liabilities	290,301	320,053	74,375
Commitments
Shareholders deficit:
Common stock, 150,000,000 shares authorized, $0.001 par value; 100,804,663 and 89,994,663 shares issued and outstanding as of June 30, 2013, December 31, 2012 and 2011 respectively.	100,805	89,995	116,791
Additional paid-in capital	4,387,370	3,497,642	1,812,532
Deficit accumulated during the exploration stage	(4,542,053)	(3,671,447)	(1,697,717)
Total Lone Star Gold, Inc. Shareholders' deficit	(53,878)	(83,810)	231,606
Noncontrolling interest in subsidiary	(19,271)	18,438	(16,681)
Total Shareholders' deficit	(73,149)	102,248	214,925
Total Liabilities and shareholders' deficit	$ 217,152	$ 217,805	$ 289,300